Capital Management	9 Months Ended
Mar. 31, 2022
Capital Management
Capital Management

13.Capital Management

The Company considers its capital structure to include shareholders’ equity.  Management’s objective is to ensure that there is sufficient capital to minimize liquidity risk and to continue as a going concern.  Management reviews its capital management approach on an ongoing basis and believes that its approach, given the relative size of the Company is reasonable.

The Company is not subject to any external restrictions and the Company did not change its approach to capital management during the year.